Deferred acquisition costs	12 Months Ended
Dec. 31, 2019
Deferred Policy Acquisition Costs Disclosures [Abstract]
Deferred acquisition costs
Deferred acquisition costs
The following table presents a rollforward of Deferred acquisition costs for the years ended December 31, 2019, 2018, and 2017:

(Millions)	2019	2018	2017
Deferred acquisition costs - balance, beginning of the year	$141.6	$120.9	$84.7
Acquisition costs deferred(1)	221.6	202.6	220.7
Amortization expense	(214.4)	(180.4)	(186.7)
Other, including foreign exchange	(0.6)	(1.5)	2.2
Deferred acquisition costs – balance, end of the year	$148.2	$141.6	$120.9
(1)2017 amount includes $2.9 from Acquisition of IMG. (See Note 3.)